Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Central Index Key	0001375877
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-33107
Entity Registrant Name	CANADIAN SOLAR INC.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	545 Speedvale Avenue West
Entity Address, City or Town	Guelph, Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	N1K 1E6
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	59,820,384
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	545 Speedvale Avenue West
Entity Address, City or Town	Guelph, Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	N1K 1E6
Contact Personnel Name	Huifeng Chang
City Area Code	1-519
Local Phone Number	837-1881